Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

30. Subsequent Events

On february 5, 2013, the Cymer Stockholders approved the previously announced merger agreement, dated October 16, 2012 at the special meeting of Cymer Stockholders. See Note 25 for additional information.